Commitments	9 Months Ended
Sep. 30, 2019
Commitments [abstract]
Commitments
7.	COMMITMENTS
As part of its program of research and development around the single-port robotic surgical system, the Company has outsourced certain aspects of the design and development to third party technology and development companies. At September 30, 2019 $
12,389,899
 in purchase orders remain outstanding (2018 – $
14,490,933
). The Company also has on deposit with a U.S. supplier $2,328,959 to be applied against future invoices (2018 – $8,541,630).